Shareholder Report, Average Annual Return (Details) 193440_FIS Bright Portfolios Focused Equity ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
FIS Bright Portfolios Focused Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Bright Portfolios Focused Equity ETF NAV
Average Annual Return, Percent	3.38%	35.89%	30.03%
MSCI USA Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Net Total Return USD Index
Average Annual Return, Percent	(0.92%)	21.46%	18.23%